Investments Subject to Significant Influence and Equity Income	12 Months Ended
Dec. 31, 2023
Investments Subject to Significant Influence and Equity Income [Abstract]
Investments Subject to Significant Influence and Equity Income
7.

INVESTMENTS SUBJECT TO SIGNIFICANT INFLUENCE AND EQUITY INCOME
Equity Income Percentage
Carrying Value For the year ended of
As at December 31 December 31 Ownership
millions of dollars 2023 2022 2023 2022 2023
LIL
(1)
$

747 $

740 $

63 $

58

31.0
NSPML

489

501

46

29

100.0
M&NP

(2)

118

128

21

21

12.9
Lucelec
(2)

48

49

4

4

19.5
Bear Swamp

(3)
-

-

12

17

50.0
$

1,402 $

1,418 $

146 $

129
(1) Emera indirectly owns 100

per cent of the Class B units, which comprises
24.5

per cent of the total units issued. Percentage
ownership in LIL is subject to change, based on the balance of capital investments required from Emera and Nalcor Energy to
complete construction of the LIL. Emera’s ultimate percentage investment in LIL will be determined upon final costing of

all transmission projects related to the Muskrat Falls development, including the LIL, Labrador Transmission

Assets and Maritime
Link Projects, such that Emera’s total investment in the Maritime Link and LIL will equal 49 per cent of the cost of all of these
transmission developments.
(2) Emera has significant influence over the operating and financial decisions of these companies through Board representation

and
therefore, records its investment in these entities using the equity method.

(3) The investment balance in Bear Swamp is in a credit position primarily as a result of a $ 179 million distribution received in 2015.
Bear Swamp's credit investment balance of $ 81

million (2022 – $
95

million) is recorded in Other long-term liabilities on the
Consolidated Balance Sheets.
Equity investments include a $ 10

million difference between the cost and the underlying FV of the investees' assets as at the date of acquisition. The excess is attributable to goodwill.
Emera accounts for its variable interest investment in NSPML as an equity investment (note 32).
NSPML's consolidated summarized balance sheets are illustrated as follows:
As at December 31
millions of dollars 2023 2022
Balance Sheets
Current assets $

21 $

17
PP&E

1,473

1,517
Regulatory assets

272

265
Non-current assets

29

29
Total assets $

1,795 $

1,828
Current liabilities $

48 $

48
Long-term debt
(1)

1,109

1,149
Non-current liabilities

149

130
Equity

489

501
Total liabilities and equity $

1,795 $

1,828
(1) The project debt has been guaranteed by the Government of Canada.